Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Principal Accounting Policies
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	821,134	2,249	818,885	—
Long-term investments	18,031	—	366	17,665
	839,165	2,249	819,251	17,665

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets:
Short-term investments	291,023	2,265	288,758	—
Long-term investments	10,110	—	236	9,874
	301,133	2,265	288,994	9,874

Schedule of roll forward of major Level 3 investments

US$

Fair value of Level 3 investments as of December 31, 2021	25,583
New addition	1,575
The change in fair value of the investments	(9,493)
Fair value of Level 3 investments as of December 31, 2022	17,665
The change in fair value of the investments	(7,791)
Fair value of Level 3 investments as of December 31, 2023	9,874

Schedule of significant unobservable inputs adopted in the valuation

As of December 31,
	2022	2023
Unobservable Inputs

Expected volatility	40%-63%	40%-59%
Probability	Liquidation scenario:35%-45%	Liquidation scenario:38%-40%
	Redemption scenario:35%-45%	Redemption scenario:38%-40%
	IPO scenario:10%-30%	IPO scenario:20%-25%

Schedule of property, plant and equipment estimated useful life

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 years
Office equipment	3 years
Software	3 years

Disaggregated major revenue

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
IoT PaaS	261,360	152,914	167,694
Smart device distribution	22,153	25,446	26,517
SaaS and others	18,563	29,812	35,779
Total revenue	302,076	208,172	229,990